Segment Reporting (Tables)	3 Months Ended
Dec. 28, 2013
Segment Reporting [Abstract]
Segment Reporting Information, By Segment
Information on segments and a reconciliation to income from continuing operations before income taxes are as follows (in millions):

	Three Months Ended
	December 28, 2013	December 29, 2012
Sales:
Chicken	$2,656	$2,595
Beef	3,734	3,485
Pork	1,424	1,363
Prepared Foods	907	841
International	327	327
Other	—	20
Intersegment Sales	(287)	(265)
Total Sales	$8,761	$8,366

Operating Income (Loss):
Chicken	$253	$113
Beef	58	46
Pork	121	125
Prepared Foods	16	33
International	(28)	(2)
Other	(8)	(11)
Total Operating Income	412	304

Total Other (Income) Expense	29	36

Income from Continuing Operations before Income Taxes	$383	$268